CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency translation adjustment, taxes
Share-based compensation expense	(124,253)	(77,415)	(67,824)
Unrealized holding gains on available for sale securities	0	2,818	42
Reclassification adjustment for gains on available for sale securities realized in net income taxes	0	2,818	42
Cost of revenues [Member]
Share-based compensation expense	(2,265)	(1,285)	(4,124)
Selling and marketing expenses [Member]
Share-based compensation expense	(8,866)	(4,863)	(5,496)
General and administrative expenses [Member]
Share-based compensation expense	(84,645)	(60,491)	(51,154)
Research and development expenses [Member]
Share-based compensation expense	¥ (28,477)	¥ (10,776)	¥ (7,050)